CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Consolidated Statements of Comprehensive Income
Net income	$ 82,360	¥ 573,371	¥ 336,320	¥ 167,095
Other comprehensive income, net of tax
Foreign currency translation adjustment	1,619	11,274	60,357	(3,175)
Unrealized gain on available-for-sale investments and others, (net of tax effect of 1,554, RMB2,250 and RMB620 for years ended December 31, 2017, 2018 and 2019, respectively)	383	2,666	14,684	9,484
Comprehensive income	84,362	587,311	411,361	173,404
Less: Net loss attributable to noncontrolling interest	(262)	(1,825)	(3,726)	(587)
Comprehensive income attributable to Huami Corporation	$ 84,624	¥ 589,136	¥ 415,087	¥ 173,991